                                                                               .
                                                                               .
                                                                               .
FORD CREDIT AUTO OWNER TRUST 2007-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     December, 2007
Payment Date                                                                                                               1/15/2008
Transaction Month                                                                                                                  3

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                              WEIGHTED AVG REMAINING
                                                                     DOLLAR AMOUNT       # OF RECEIVABLES         TERM AT CUTOFF
                                                                   -----------------   --------------------   ----------------------
Initial Pool Balance                                               $3,369,998,998.08                199,541              49.3 months

Original Securities:                                                   DOLLAR AMOUNT   NOTE INTEREST RATE       LEGAL FINAL MATURITY
                                                                   -----------------   --------------------   ----------------------
   Class A-1 Notes                                                 $  771,000,000.00               5.29180%         October 15, 2008
   Class A-2a Notes                                                $  200,000,000.00                 5.260%            June 15, 2010
   Class A-2b Notes                                                $  863,700,000.00     one-month LIBOR +             June 15, 2010
   Class A-3a Notes                                                $  410,500,000.00                 5.150%        November 15, 2011
   Class A-3b Notes                                                $  400,000,000.00     one-month LIBOR +         November 15, 2011
   Class A-4a Notes                                                $  173,100,000.00                 5.240%            July 15, 2012
   Class A-4b Notes                                                $   80,000,000.00     one-month LIBOR +             July 15, 2012
   Class B Notes                                                   $   91,600,000.00                 5.690%        November 15, 2012
   Class C Notes                                                   $   61,000,000.00                 6.330%             May 15, 2013
   Class D Notes                                                   $   61,000,000.00                 7.790%             May 15, 2014
                                                                   -----------------
   Total                                                           $3,111,900,000.00


II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                                                              $ 11,031,095.91

PRINCIPAL:
   Principal Collections                                                                                             $ 79,366,231.63
   Prepayments in Full                                                                                               $ 25,048,789.18
   Liquidation Proceeds                                                                                              $    509,551.84
   Recoveries                                                                                                        $        425.96
                                                                                                                     ---------------
   SUB TOTAL                                                                                                         $104,924,998.61
                                                                                                                     ---------------
COLLECTIONS                                                                                                          $115,956,094.52

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                             $    188,684.98
   Purchase Amounts Related to Interest                                                                              $      1,206.83
                                                                                                                     ---------------
   SUB TOTAL                                                                                                         $    189,891.81

Clean-up Call                                                                                                        $          0.00

Reserve Account Draw Amount                                                                                          $          0.00
Net Swap Receipt -- Tranche A-2b                                                                                     $      6,417.77
Net Swap Receipt -- Tranche A-3b                                                                                     $     36,194.45
Net Swap Receipt -- Tranche A-4b                                                                                     $      3,150.00
                                                                                                                     ---------------
AVAILABLE FUNDS                                                                                                      $116,191,748.55

FORD CREDIT AUTO OWNER TRUST 2007-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     December, 2007
Payment Date                                                                                                               1/15/2008
Transaction Month                                                                                                                  3

III. DISTRIBUTIONS
AVAILABLE FUNDS

                                                                                                         CARRYOVER      REMAINING
                                                       CALCULATED AMOUNT     AMOUNT PAID     SHORTFALL   SHORTFALL   AVAILABLE FUNDS
                                                       -----------------     -----------     ---------   ---------   ---------------
Owner Trustee Fees and Expenses                        $            0.00   $          0.00   $    0.00   $    0.00   $116,191,748.55
Indenture Trustee Fees and                             $            0.00   $          0.00   $    0.00   $    0.00   $116,191,748.55
Servicing Fee                                          $    2,616,397.37   $  2,616,397.37   $    0.00   $    0.00   $113,575,351.18
Net Swap Payment -- Tranche A-2b                       $            0.00   $          0.00   $    0.00   $    0.00   $113,575,351.18
Net Swap Payment -- Tranche A-3b                       $            0.00   $          0.00   $    0.00   $    0.00   $113,575,351.18
Net Swap Payment -- Tranche A-4b                       $            0.00   $          0.00   $    0.00   $    0.00   $113,575,351.18
Swap Termination Payment                               $            0.00   $          0.00   $    0.00   $    0.00   $113,575,351.18
Interest - Class A-1 Notes                             $    2,337,039.10   $  2,337,039.10   $    0.00   $    0.00   $111,238,312.08
Interest - Class A-2a Notes                            $      876,666.67   $    876,666.67   $    0.00   $    0.00   $110,361,645.41
Interest - Class A-2b Notes                            $    3,727,525.27   $  3,727,525.27   $    0.00   $    0.00   $106,634,120.14
Interest - Class A-3a Notes                            $    1,761,729.17   $  1,761,729.17   $    0.00   $    0.00   $104,872,390.97
Interest - Class A-3b Notes                            $    1,729,527.78   $  1,729,527.78   $    0.00   $    0.00   $103,142,863.19
Interest - Class A-4a Notes                            $      755,870.00   $    755,870.00   $    0.00   $    0.00   $102,386,993.19
Interest - Class A-4b Notes                            $      348,483.33   $    348,483.33   $    0.00   $    0.00   $102,038,509.86
First Priority Principal Payment                       $            0.00   $          0.00   $    0.00   $    0.00   $102,038,509.86
Interest - Class B Notes                               $      434,336.67   $    434,336.67   $    0.00   $    0.00   $101,604,173.19
Second Priority Principal Payment                      $   16,702,024.11   $ 16,702,024.11   $    0.00   $    0.00   $ 84,902,149.08
Interest - Class C Notes                               $      321,775.00   $    321,775.00   $    0.00   $    0.00   $ 84,580,374.08
Third Priority Principal Payment                       $   61,000,000.00   $ 61,000,000.00   $    0.00   $    0.00   $ 23,580,374.08
Interest - Class D Notes                               $      395,991.67   $    395,991.67   $    0.00   $    0.00   $ 23,184,382.41
Reserve Account Deposit                                $            0.00   $          0.00   $    0.00   $    0.00   $ 23,184,382.41
Regular Principal Payment                              $  470,533,355.17   $ 23,184,382.41   $    0.00   $    0.00   $          0.00
Subordinated Swap Termination                          $            0.00   $          0.00   $    0.00   $    0.00   $          0.00
Additional Trustee Fees and                            $            0.00   $          0.00   $    0.00   $    0.00   $          0.00
Residual Released to Depositor                         $            0.00   $          0.00   $    0.00   $    0.00   $          0.00
                                                                           ---------------
TOTAL                                                                      $116,191,748.55

                                                                               PRINCIPAL PAYMENT:
                                                                                  First Priority Principal Payment   $          0.00
                                                                                  Second Priority Principal Payment  $ 16,702,024.11
                                                                                  Third Priority Principal Payment   $ 61,000,000.00
                                                                                  Regular Principal Payment          $ 23,184,382.41
                                                                                                                     ---------------
                                                                                  TOTAL                              $100,886,406.52


IV. NOTEHOLDER PAYMENTS

                                   NOTEHOLDER PRINCIPAL PAYMENTS     NOTEHOLDER INTEREST PAYMENTS             TOTAL PAYMENT
                                  -------------------------------   ------------------------------   -------------------------------
                                                    PER $1,000 OF                    PER $1,000 OF                     PER $1,000 OF
                                                       ORIGINAL                        ORIGINAL                          ORIGINAL
                                       ACTUAL          BALANCE          ACTUAL         BALANCE            ACTUAL         BALANCE
                                  ---------------   -------------   --------------   -------------   ---------------   -------------
Class A-1 Notes                   $100,886,406.52   $   130.85      $ 2,337,039.10   $        3.03   $103,223,445.62   $      133.88
Class A-2a Notes                  $          0.00   $     0.00      $   876,666.67   $        4.38   $    876,666.67   $        4.38
Class A-2b Notes                  $          0.00   $     0.00      $ 3,727,525.27   $        4.32   $  3,727,525.27   $        4.32
Class A-3a Notes                  $          0.00   $     0.00      $ 1,761,729.17   $        4.29   $  1,761,729.17   $        4.29
Class A-3b Notes                  $          0.00   $     0.00      $ 1,729,527.78   $        4.32   $  1,729,527.78   $        4.32
Class A-4a Notes                  $          0.00   $     0.00      $   755,870.00   $        4.37   $    755,870.00   $        4.37
Class A-4b Notes                  $          0.00   $     0.00      $   348,483.33   $        4.36   $    348,483.33   $        4.36
Class B Notes                     $          0.00   $     0.00      $   434,336.67   $        4.74   $    434,336.67   $        4.74
Class C Notes                     $          0.00   $     0.00      $   321,775.00   $        5.28   $    321,775.00   $        5.28
Class D Notes                     $          0.00   $     0.00      $   395,991.67   $        6.49   $    395,991.67   $        6.49
                                  ---------------                   --------------                   ---------------
TOTAL                             $100,886,406.52                   $12,688,944.66                   $113,575,351.18

FORD CREDIT AUTO OWNER TRUST 2007-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     December, 2007
Payment Date                                                                                                               1/15/2008
Transaction Month                                                                                                                  3

V. NOTE BALANCE AND POOL INFORMATION

                                                                BEGINNING OF PERIOD                     END OF PERIOD
                                                                     BALANCE          NOTE FACTOR          BALANCE       NOTE FACTOR
                                                                -------------------   -----------    -----------------   -----------
Class A-1 Notes                                                 $  548,235,379.28      0.7110705     $  447,348,972.76    0.5802192
Class A-2a Notes                                                $  200,000,000.00      1.0000000     $  200,000,000.00    1.0000000
Class A-2b Notes                                                $  863,700,000.00      1.0000000     $  863,700,000.00    1.0000000
Class A-3a Notes                                                $  410,500,000.00      1.0000000     $  410,500,000.00    1.0000000
Class A-3b Notes                                                $  400,000,000.00      1.0000000     $  400,000,000.00    1.0000000
Class A-4a Notes                                                $  173,100,000.00      1.0000000     $  173,100,000.00    1.0000000
Class A-4b Notes                                                $   80,000,000.00      1.0000000     $   80,000,000.00    1.0000000
Class B Notes                                                   $   91,600,000.00      1.0000000     $   91,600,000.00    1.0000000
Class C Notes                                                   $   61,000,000.00      1.0000000     $   61,000,000.00    1.0000000
Class D Notes                                                   $   61,000,000.00      1.0000000     $   61,000,000.00    1.0000000
                                                                -----------------      ---------     -----------------    ---------
TOTAL                                                           $2,889,135,379.28      0.9284152     $2,788,248,972.76    0.8959957
POOL INFORMATION
   Weighted Average APR                                                                       4.340%                          4.336%
   Weighted Average Remaining Term                                                            48.10                           47.49
   Number of Receivables Outstanding                                                        192,362                         188,209
   Pool Balance                                                                   $3,139,676,845.51               $3,034,073,234.94
   Adjusted Pool Balance (Pool Balance - YSOC Amount)                             $2,844,492,891.88               $2,750,433,355.17
   Pool Factor                                                                            0.9316551                       0.9003187


VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                        $   16,849,994.99
Targeted Credit Enhancement Amount                                                                                $   30,340,732.35
Yield Supplement Overcollateralization Amount                                                                     $  283,639,879.77
Targeted Overcollateralization Amount                                                                             $  297,130,617.13
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                        $  245,824,262.18


VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account                                                                                         $   16,849,994.99
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                  -----------------
Ending Reserve Account Balance                                                                                    $   16,849,994.99
Change in Reserve Account                                                                                         $            0.00

Specified Reserve  Balance                                                                                        $   16,849,994.99

FORD CREDIT AUTO OWNER TRUST 2007-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     December, 2007
Payment Date                                                                                                               1/15/2008
Transaction Month                                                                                                                  3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                                  # OF RECEIVABLES        AMOUNT
                                                                                                  ----------------   --------------
Realized Loss                                                                                                  480   $   490,352.94
(Recoveries)                                                                                                     2   $       425.96
                                                                                                                     --------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                             $   489,926.98
Cumulative Net Losses Last Collection                                                                                $   153,918.00
                                                                                                                     --------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                                     $   643,844.98

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool
   Balance (annualized)                                                                                                        0.19%

DELINQUENT RECEIVABLES:

                                                                          % OF EOP POOL BALANCE   # OF RECEIVABLES       AMOUNT
                                                                          ---------------------   ----------------   --------------
31-60 Days Delinquent                                                                      1.01%             1,679   $30,554,608.28
61-90 Days Delinquent                                                                      0.09%               126   $ 2,771,261.52
91-120 Days Delinquent                                                                     0.02%                20   $   568,150.16
Over 120 Days Delinquent                                                                   0.00%                 0   $         0.00
                                                                                           ----              -----   --------------

TOTAL DELINQUENT RECEIVABLES                                                               1.12%             1,825   $33,894,019.96

REPOSSESION INVENTORY:

Repossesed in the Current Collection                                                                            90   $ 2,132,780.27
Total Repossesed Inventory                                                                                     119   $ 2,973,909.72

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                           0.0022%
Preceding Collection Period                                                                                                  0.0555%
Current Collection Period                                                                                                    0.1905%
Three Month Average                                                                                                          0.0827%

NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                           0.0061%
Preceding Collection Period                                                                                                  0.0483%
Current Collection Period                                                                                                    0.0776%
Three Month Average                                                                                                          0.0440%